Fair Value Measurements Level 4 Fair Value Option (Details) $ in Millions	Dec. 31, 2019 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Option, Fixed Maturity Securities	$ 6